Business Combinations - Additional Information (Details)		12 Months Ended
	Feb. 29, 2020 CNY (¥) shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Feb. 29, 2020 USD ($)
Disclosure Of Business Combinations [Line Items]
Percentage of equity interests acquired	100.00%			100.00%
Percentage of third party equity interests acquired	38.40%			38.40%
Rosenkavalier Group
Disclosure Of Business Combinations [Line Items]
Business acquisition of ordinary shares issued | shares	4,856,273
Total estimated fair value of acquisition	¥ 284,000,000
Revenue		¥ 31,885,000
Profit (loss)		3,362,000
Business acquisition of revenue		162,881,000
Business acquisition of profit (loss)		(16,572,000)
Goodwill recognised as part of acquisition	237,225,000
Goodwill recognised expected deductible for tax purposes | $				$ 0
Trade receivables	9,671,000
Financial assets included in prepayments, other receivables and other assets	10,064,000
Other receivables of expected uncollectable	¥ 218,000
Acquisition of transaction cost included in administrative expenses in profit or loss		¥ 934,000	¥ 320,000
Lung Yu and He Yu
Disclosure Of Business Combinations [Line Items]
Percentage of equity interests acquired	61.60%			61.60%